UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07359

                           650 HIGH INCOME FUND, INC.
              (formerly the Hyperion Brookfield Income Fund, Inc.)
               (Exact name of registrant as specified in charter)

                         650 MADISON AVENUE, 19TH FLOOR
                            NEW YORK, NEW YORK 10022
               (Address of principal executive offices) (Zip code)

                           CLIFFORD E. LAI, PRESIDENT
                           650 HIGH INCOME FUND, INC.
                         650 MADISON AVENUE, 19TH FLOOR
                            NEW YORK, NEW YORK 10022
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-558-2000


Date of fiscal year end: July 31


Date of reporting period:  July 1, 2009 through June 30, 2010

Item 1.  Proxy Voting Record.

     During the period covered by this report, the Registrant held no voting securities.

                                   SIGNATURES


         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

650 HIGH INCOME FUND, INC.


By:  /s/ Clifford E. Lai
    --------------------------------
        Clifford E. Lai
        Principal Executive Officer

Date:  August 12, 2010